INTANGIBLE ASSETS (Details) - ARS ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Intangible assets	$ 906,426	$ 793,489
Intangible assets
Intangible assets
Intangible assets	940,344	827,332
Impairment allowance
Intangible assets
Intangible assets	$ (33,918)	$ (33,843)	$ (58,386)